Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parenthetical)	6 Months Ended
Oct. 31, 2025 SGD ($)
Reclassification [Line Items]
Cost of Product and Service Sold	$ 50,966
Employee Benefit and Share-Based Payment Arrangement, Noncash	740,357
Other Operating Income (Expense), Net	(771,045)
Reclassification, Other [Member]
Reclassification [Line Items]
Cost of Product and Service Sold	72,914
Employee Benefit and Share-Based Payment Arrangement, Noncash	63,287
Other Operating Income (Expense), Net	$ 9,627